Expense Example	May 29, 2026 USD ($)
Tuttle Capital Concentrated Memory Stack ETF | Tuttle Capital Concentrated Memory Stack ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Tuttle Capital Memory Stack Income Blast ETF | T-REX 2X LONG FIGR DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	$ 303